Derivative Warrants Liabilities (Details) - USD ($)					12 Months Ended
	Oct. 20, 2023	Sep. 24, 2023	Sep. 18, 2023	Apr. 06, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Derivative Warrants Liabilities (Details) [Line Items]
Issued of warrants (in Shares)			250,000
Exercise price per share (in Dollars per share)		$ 5.124
Fair value	$ 574,040	$ 26,153			$ 1,164,117
Common shares issued	$ 119,433				296,569
Derivative warrants liability					$ 2,189,986	$ 290,569
Warrants [Member]
Derivative Warrants Liabilities (Details) [Line Items]
Issued of warrants (in Shares)				150,191
Derivative warrants liability			$ 2,189,986